Business Developments [Text Block]	6 Months Ended
Sep. 30, 2013
Business Developments [Text Block]

2.    BUSINESS DEVELOPMENTS

MUTB’s Acquisition of Butterfield Fulcrum Group

On September 20, 2013, MUTB acquired 100% ownership of FGL Lux Holdings, S.a r.l., a holding company of Butterfield Fulcrum Group headquartered in Bermuda for ¥30,191 million in cash, and thereby recorded goodwill of ¥20,274 million. Butterfield Fulcrum Group is a global alternative fund administrator. MUTB has focused on strengthening its global trust banking business based on its medium-term management plan, and conducted several strategic investments in overseas asset managers. The purpose of this transaction, through the investment in a fund administration company, is to expand MUTB’s overseas asset administration capabilities. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. These fair value estimates are considered provisional and are subject to change pending the receipt of additional information relative to closing date fair values, but not to exceed a period of one year after the closing date of the acquisition. After this transaction, Butterfield Fulcrum Group was renamed Mitsubishi UFJ Fund Services Holdings Limited.

UnionBanCal Corporation’s Acquisition of PB Capital Corporation’s Institutional Commercial Real Estate Lending Division

On June 24, 2013, Union Bank, N.A. (“Union Bank”), a subsidiary of UnionBanCal Corporation (“UNBC”), acquired PB Capital Corporation’s institutional commercial real estate (“CRE”) lending division for ¥358,040 million in cash, and thereby recorded goodwill of ¥22,077 million. The purpose of this transaction is to expand the UNBC’s CRE presence in the U.S., and provide geographic and asset class diversification. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. These fair value estimates are considered provisional and are subject to change pending the receipt of additional information relative to closing date fair values, but not to exceed a period of one year after the closing date of the acquisition.

BTMU’s Acquisition of Vietnam Joint Stock Commercial Bank for Industry and Trade

In May 2013, BTMU acquired approximately 20% of the ordinary shares of Vietnam Joint Stock Commercial Bank for Industry and Trade (“VietinBank”) for ¥75,136 million. VietinBank is one of the major Vietnamese state-owned commercial banks in terms of assets. Considering both BTMU’s ownership of the common stock and representation on the board of directors, the MUFG Group has determined that BTMU has the ability to exercise significant influence over the operating and financial policies of VietinBank and applied the equity method of accounting for its investment.